SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 17, 2019 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022	Sep. 30, 2022 $ / ¥	Jan. 16, 2022 CNY (¥)	Jan. 16, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net Income (loss)		¥ 2,300	$ 328	¥ (127,081)	¥ (102,842)
Accumulated deficit		(656,900)		(650,633)		$ (92,523)
Working capital deficit		(211,300)
Foreign currency exchange rate translation							7.0998	7.0998
Proceeds from (repayments of) debt	¥ 78,000
Allowance for doubtful account		¥ 0		401	¥ 189
Land use right agreements term (in years)		50 years	50 years
Long-term borrowings		¥ 137,660		137,660
Beijing Changping Technology Development Co. Ltd.("BC-TID")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity method investment ownership percentage	51.00%
Beijing Origin Seed Limited (note (i)) ("Beijing Origin")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Equity method investment ownership percentage	49.00%
Beijing Changping Technology Development Co. Ltd.("BC-TID")
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Funding by coventurer	¥ 204,000
Long-term borrowings									¥ 137,700	$ 20,200
Advertising costs
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advertising expense		¥ 0		¥ 0